Investment contracts	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Investment contracts
35 Investment contracts
35.1 Investment contracts for general account

	Without discretionary participation features	With discretionary participation features	Total
At January 1, 2022	21,573	194	21,767
Deposits	22,695	-	22,695
Withdrawals	(23,276)	-	(23,276)
Investment contracts liabilities released	-	(11)	(11)
Interest credited	268	-	268
Net exchange differences	642	(10)	632
Transfer (to)/from other headings	797	-	797
Transfers to disposal groups	(12,179)	-	(12,179)
Other	(35)	-	(35)
At December 31, 2022	10,485	174	10,658

At January 1, 2021	20,889	185	21,075
Deposits	20,947	-	20,947
Withdrawals	(21,936)	-	(21,936)
Investment contracts liabilities released	-	(3)	(3)
Interest credited	256	-	256
Net exchange differences	660	12	672
Transfer (to)/from other headings	780	-	780
Other	(23)	-	(23)
At December 31, 2021	21,573	194	21,767

Investment contracts consist of the following:	2022	2021

Institutional guaranteed products	179	187
Fixed annuities	10,230	9,543
Savings accounts	-	11,586
Investment contracts with discretionary participation features	174	194
Other	76	256
At December 31	10,658	21,767
The decrease in Investment contracts for general account in 2022 is mainly the result of the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.
35.2 Investment contracts for account of policyholders

	Without discretionary participation features	With discretionary participation features	Total
At January 1, 2022	71,242	33,350	104,592
Gross premium and deposits – existing and new business	11,155	677	11,832
Withdrawals	(15,132)	-	(15,132)
Disposal of a business	(182)	-	(182)
Interest credited	(9,691)	(4,007)	(13,698)
Investment contracts liabilities released	-	(3,182)	(3,182)
Fund charges released	(202)	-	(202)
Net exchange differences	382	(1,537)	(1,154)
Transfer (to)/from other headings	(1,396)	-	(1,396)
Transfers to disposal groups	(925)	-	(925)
Other	2	-	2
At December 31, 2022	55,254	25,301	80,555

At January 1, 2021	59,625	31,999	91,624
Gross premium and deposits – existing and new business	11,185	810	11,995
Withdrawals	(10,716)	-	(10,716)
Interest credited	7,572	3,130	10,702
Investment contracts liabilities released	-	(3,815)	(3,815)
Fund charges released	(209)	-	(209)
Net exchange differences	4,256	2,097	6,353
Transfer (to)/from other headings	(473)	(871)	(1,344)
Other	1	-	1
At December 31, 2021	71,242	33,350	104,592
The decrease in Investment contracts for account of policyholders in 2022 is mainly the result of the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.